Acquisitions - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jul. 08, 2014
Business Acquisition [Line Items]
GOODWILL	$ 2,929
Path Logic [Member]
Business Acquisition [Line Items]
Current assets, including cash and cash equivalents		1,722
Property, plant and equipment		577
Identifiable intangible assets - customer relationships		1,930
Long term deposits		28
GOODWILL		2,929
Total assets acquired		7,186
Current liabilities		(1,180)
Long-term liabilities		(98)
Net assets acquired		5,908
Initially Reported [Member] | Path Logic [Member]
Business Acquisition [Line Items]
Current assets, including cash and cash equivalents		1,881
Property, plant and equipment		804
Identifiable intangible assets - customer relationships		1,860
GOODWILL		2,561
Total assets acquired		7,106
Current liabilities		(1,185)
Long-term liabilities		(13)
Net assets acquired		5,908
Measurement Period Adjustment [Member] | Path Logic [Member]
Business Acquisition [Line Items]
Current assets, including cash and cash equivalents		(159)
Property, plant and equipment		(227)
Identifiable intangible assets - customer relationships		70
Long term deposits		28
GOODWILL		368
Total assets acquired		80
Current liabilities		5
Long-term liabilities		$ (85)